May 25, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:    Document Control - Edgar

RE:      AXP Variable Portfolio - Income Series, Inc.
               AXP Variable Portfolio - Income Opportunities Fund
         Post-Effective Amendment No. 49
         File No. 2-73113/811-3219


Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 49 (Amendment). This Amendment was filed electronically on May 12, 2004.

If you have any questions or concerns regarding this filing, please contact Boba Selimovic at 612-671-7449 or me at 612-671-3678.


Sincerely,




/s/ Mary Ellyn Minenko
-----------------------
    Mary Ellyn Minenko
    Counsel
    American Express Financial Corporation